UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Leon Volchyok

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Rajib Chanda, Esq.

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1.	Reports to Shareholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Real Estate Income Master Fund and Subsidiary

Semi-Annual Report For the Six-Months Ended June 30, 2018

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	84.2%
Residential Mortgage-Backed Securities	17.3
Interest Only Commercial Mortgage-Backed Securities	0.7
Collateralized Debt Obligations	0.4
Mezzanine Debt	15.8
Bank Loan	5.9
High Yield Bonds & Notes	4.6
Common Stock	0.6
Money Market Fund	3.9
Securities Sold Short	(16.7)
Other Liabilities in Excess of Other Assets(1)	(16.7)

Total	100.0%

(1)	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 129.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 84.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class D, 1 mo. USD LIBOR + 2.10%, 4.17%, 04/15/35 (a),(b),(c)	$483,000	$483,334
Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.17%, 04/15/35 (a),(b),(c)	11,034,000	11,049,844
Ashford Hospitality Trust,
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 4.80%, 05/15/35 (a),(b)	8,961,000	8,968,042
Series 2018-KEYS, Class E, 1 mo. USD LIBOR + 4.15%, 6.20%, 05/15/35 (a),(b)	7,410,000	7,415,377
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 3.90%, 12/26/46 (a),(b)	24,735,938	25,569,366
Banc of America Commercial Mortgage Trust, Series 2005-5, Class F, 5.65%, 10/10/45 (a),(b)	674,792	681,004
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class F, 5.23%, 09/11/42 (a),(b)	1,328,000	1,332,464
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.92%, 09/11/38 (a),(b)	1,351,445	844,849
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(b),(d)	2,843,974	2,657,638
BHMS Mortgage Trust,
Series 2014-ATLS, Class DFL, 1 mo. USD LIBOR + 3.00%, 4.98%, 07/05/33 (a),(b),(c),(d)	2,366,000	2,368,871
Series 2014-ATLS, Class DFX, 5.48%, 07/05/33 (a),(b),(c)	5,025,000	5,028,457
Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 5.98%, 07/05/33 (a),(b),(c)	10,000,000	9,996,408
Series 2014-ATLS, Class EFX, 6.25%, 07/05/33 (a),(b),(c)	3,765,000	3,767,367
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,577,000	4,100,107
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(b),(c),(d)	3,923,000	3,658,146
Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(d)	6,296,926	5,318,777
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.56%, 03/10/47 (a),(b)	100,000	75,356
Citigroup Commercial Mortgage Trust, Series 2016, Class P5, 3.00%, 10/10/49 (a),(d)	1,008,000	790,709
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(d)	1,208,000	949,602
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 6.24%, 07/17/33 (a),(b)	6,295,000	6,339,345
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 4.05%, 02/10/49 (b),(c)	688,000	630,552
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a)	13,754,000	9,602,123

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a)	$5,951,000	$3,495,452
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a)	9,169,000	4,362,198
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a)	15,121,412	3,829,248
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.85%, 06/10/44 (a),(b)	2,145,574	1,270,663
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	9,634,207	4,680,332
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.46%, 12/10/45 (a),(b)	7,007,595	5,370,267
Commercial Mortgage Trust, Series 2013-CR11, Class G, 4.27%, 08/10/50 (a),(b),(d)	21,428,233	7,530,847
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 4.08%, 06/10/46 (a),(b),(c)	13,235,000	12,441,813
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c)	9,423,992	7,793,508
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b)	2,877,000	2,006,508
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.29%, 08/10/46 (a),(b),(c),(d)	2,218,000	2,118,345
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.90%, 02/10/47 (a),(b),(d)	1,012,000	972,109
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 5.57%, 08/15/31 (a),(b),(c),(d)	16,248,737	15,140,435
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.42%, 08/15/31 (a),(b),(d)	10,471,518	8,385,776
Commercial Mortgage Trust,
Series 2014-LC17, Class C, 4.71%, 10/10/47 (b)	1,572,000	1,518,223
Series 2014-LC17, Class D, 3.69%, 10/10/47 (a),(c)	1,940,000	1,529,511
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c),(d)	4,395,000	3,513,890
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 4.11%, 12/10/47 (a),(b)	658,000	548,376
Series 2014-UBS6, Class E, 4.61%, 12/10/47 (a),(b),(c),(d)	9,693,000	6,615,043
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	12,398,000	7,852,441
Series 2015-CR22, Class F, 3.00%, 03/10/48 (a),(d)	7,294,000	3,922,524
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (a),(b),(c),(d)	19,957,000	19,743,123
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(b),(c),(d)	15,044,000	14,651,364
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a)	5,489,000	3,843,156
Series 2015-CR23, Class F, 4.39%, 05/10/48 (a),(b)	1,170,000	764,615
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	6,434,000	5,241,881
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48 (b),(c),(d)	6,707,000	5,525,078

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.64%, 10/10/48 (b),(c),(d)	$3,739,000	$2,945,978
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.45%, 07/10/48 (b),(c)	1,409,000	1,230,559
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(d)	5,936,000	3,994,024
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (a),(b),(c),(d)	1,456,000	1,151,474
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.54%, 10/10/49 (a),(b),(c)	8,294,000	6,461,671
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.05%, 02/10/49 (a),(b)	877,000	719,934
CoreVest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a)	700,000	728,110
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class B, 5.90%, 01/15/49 (a),(b)	1,746,500	1,768,822
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.80%, 06/15/39 (b)	55,181	41,040
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,764,000	4,592,828
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	6,451,546	5,130,392
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class UESC, 4.38%, 10/15/32 (a),(b),(c)	2,824,000	2,783,600
Series 2017-CX10, Class UESD, 4.38%, 10/15/32 (a),(b),(c)	15,625,500	15,104,246
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.23%, 06/25/46 (b)	16,484,809	2,773,579
Federal Home Loan Mortgage Corp., Series KBX1, Class X1, 0.20%, 01/25/26 (b),(c)	667,207,000	5,075,244
FREMF Mortgage Trust, Series 2016-K60, Class D, 0.00%, 12/25/49 (a),(d)	41,179,337	20,853,467
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 8.64%, 03/25/26 (a),(b),(c)	1,464,786	1,577,900
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 7.00%, 09/25/23 (a),(b),(c)	3,982,076	4,206,624
FREMF Mortgage Trust, Series 2017-KGL1, Class BFL, 1 mo. USD LIBOR + 2.50%, 4.50%, 10/25/27 (a),(b),(c),(d)	18,864,000	18,884,520
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (a),(b),(c),(d)	15,725,000	14,040,994
FREMF Mortgage Trust, Series 2018-K154, Class B, 4.16%, 11/25/32 (a),(b)	3,110,000	2,835,773
FREMF Mortgage Trust, Series 2018-K155, Class B, 4.16%, 04/25/33 (a),(b)	2,849,000	2,275,258
FREMF Mortgage Trust, Series 2018-KF42, Class B, 1 mo. USD LIBOR + 2.20%, 4.20%, 12/25/24 (a),(b)	1,863,758	1,871,167
FREMF Mortgage Trust, Series 2018-KF44, Class B, 1 mo. USD LIBOR + 2.15%, 4.15%, 02/25/25 (a),(b)	2,329,157	2,340,532

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class D, 6.18%, 12/10/49 (b)	$1,455,642	$1,453,444
GE Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.94%, 11/10/45 (b),(d)	4,111,781	4,171,998
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b)	850,668	782,421
GRACE Mortgage Trust, Series 2014-GRCE, Class G, 3.71%, 06/10/28 (a),(b),(c),(d)	9,295,000	9,044,809
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50	5,107,000	4,098,405
GS Mortgage Securities Trust, Series 2006-CC1, Class A, 5.65%, 03/21/46 (a),(b),(d)	3,657,359	3,157,474
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	627,170
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.98%, 08/10/45 (b),(c)	4,243,467	4,281,567
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.91%, 11/10/45 (a),(b),(c)	10,250,422	9,044,628
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.02%, 04/10/47 (a),(b),(c)	3,241,000	2,663,154
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D, 1 mo. USD LIBOR + 3.90%, 5.34%, 07/15/31 (a),(b),(c)	3,723,591	3,734,410
Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 5.34%, 07/15/31 (a),(b),(c)	8,883,000	8,878,218
GS Mortgage Securities Trust, Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(b),(c)	9,592,000	9,329,216
Hilton Orlando Trust,
Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 4.72%, 12/15/34 (a),(b),(c),(d)	11,378,000	11,420,588
Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 5.72%, 12/15/34 (a),(b),(c),(d)	10,458,000	10,500,887
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (a),(b),(c),(d)	11,994,000	10,700,989
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/35 (a),(c)	3,415,000	3,456,764
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 5.62%, 07/17/34 (a),(b)	882,000	888,347
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 1 mo. USD LIBOR + 3.10%, 5.17%, 01/15/33 (a),(b),(c),(d)	13,602,000	13,624,069
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class F, 1 mo. USD LIBOR + 6.21%, 8.28%, 10/15/34 (a),(b)	7,045,307	7,071,226
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 1 mo. USD LIBOR + 4.00%, 6.07%, 02/15/35 (a),(b),(c),(d)	5,267,000	5,279,326

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 5.00%, 06/15/32 (a),(b)	$7,254,000	$7,257,675
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 6.01%, 03/15/46 (a),(b)	1,847,321	1,878,376
Series 2005-LDP1, Class H, 6.01%, 03/15/46 (a),(b)	1,264,167	1,105,586
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class H, 5.89%, 12/15/44 (a),(b)	1,593,000	1,494,269
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class E, 5.65%, 05/15/45 (a),(b)	1,011,848	1,013,315
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	41,197,000	29,231,616
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47 (d)	1,714,523	1,718,423
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.50%, 06/12/47 (b),(c)	11,884,846	9,879,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(c)	1,813,523	1,814,769
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-SGP, Class A, 1 mo. USD LIBOR + 1.70%, 3.77%, 07/15/36 (a),(b)	258,236	258,976
Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 6.57%, 07/15/36 (a),(b),(c)	30,786,000	31,001,250
Series 2015-SGP, Class F, 1 mo. USD LIBOR + 5.38%, 7.45%, 07/15/36 (a),(b)	2,943,000	2,931,593
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.94%, 08/15/49 (a),(b),(c)	3,859,000	3,291,780
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.62%, 08/15/49 (a),(b),(c),(d)	1,413,000	1,173,960
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.60%, 12/15/49 (a),(b),(c),(d)	4,056,000	3,368,636
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.07%, 02/15/35 (a),(b),(c),(d)	8,921,000	8,939,989
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 5.04%, 01/15/47 (a),(b),(c)	2,052,000	1,935,133
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.82%, 05/15/48 (b),(c)	2,550,000	2,063,042
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.27%, 08/15/48 (b)	213,000	166,282
Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(b),(d)	4,661,000	3,154,048
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (a),(b),(c),(d)	1,305,000	1,039,980
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.44%, 08/15/36 (a),(b)	737,413	739,502

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class H, 5.95%, 02/15/40 (a),(b)	$1,062,000	$1,064,748
Series 2005-C1, Class J, 6.20%, 02/15/40 (a),(b)	474,713	350,383
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.88%, 03/15/39 (b)	2,688,154	2,610,414
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	6,439,217	4,941,008
Lone Star Portfolio Trust,
Series 2015-LSP, Class A1A2, 1 mo. USD LIBOR + 1.80%, 3.87%, 09/15/28 (a),(b),(c)	1,175,227	1,176,672
Series 2015-LSP, Class D, 1 mo. USD LIBOR + 4.00%, 6.07%, 09/15/28 (a),(b)	821,653	825,638
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c),(d)	3,258,000	2,996,270
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class F, 5.30%, 08/12/39 (a),(b)	242,880	77,645
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38 (b),(d)	6,209,991	6,336,212
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.99%, 06/12/50 (b),(d)	1,405,689	928,809
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	3,633,363	2,690,166
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b)	4,124,387	3,069,623
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c)	6,380,000	5,709,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.92%, 10/15/46 (a),(b),(c)	4,594,532	3,809,442
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.39%, 02/15/46 (a),(b),(c)	10,844,953	7,983,249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.05%, 04/15/47 (a),(b),(c),(d)	4,000,000	3,140,784
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class E, 3.25%, 12/15/47 (a),(c)	2,366,000	1,587,789
Series 2014-C19, Class LNC3, 4.75%, 12/15/46 (a),(c),(d)	8,128,476	8,204,984
Series 2014-C19, Class LNC4, 4.75%, 12/15/46 (a),(c),(d)	6,633,685	6,467,682
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.38%, 04/15/48 (a),(b)	4,129,000	3,517,370
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a)	688,000	500,552
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.81%, 09/15/42 (a),(b)	2,375,933	2,320,649
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,356,460	2,475,037

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust,
Series 2006-T23, Class D, 6.32%, 08/12/41 (a),(b),(c),(d)	$4,947,000	$5,056,596
Series 2006-T23, Class E, 6.32%, 08/12/41 (a),(b)	1,328,000	1,244,850
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 6.28%, 06/11/49 (a),(b),(d)	8,951,000	9,004,529
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c),(d)	2,077,000	1,736,931
Natixis Commercial Mortgage Securities Trust,
Series 2018-285M, Class E, 3.92%, 11/15/32 (a),(b),(c),(d)	7,044,000	6,722,370
Series 2018-285M, Class F, 3.92%, 11/15/32 (a),(b),(c),(d)	6,259,000	5,838,853
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 4.67%, 06/15/35 (a),(b)	311,000	311,596
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 5.67%, 06/15/35 (a),(b)	750,000	751,360
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 4.81%, 02/15/33 (a),(b),(c)	2,619,000	2,626,099
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class E, 1 mo. USD LIBOR + 2.25%, 4.32%, 11/15/34 (a),(b),(c)	2,916,000	2,920,012
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.01%, 10/10/48 (a),(b),(d)	1,477,000	1,287,402
Taurus, Series 2017-UK2, Class E, 3 mo. GBP LIBOR + 3.65%, 4.27%, 11/17/27 (b),(e)	£2,834,000	3,772,971
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 1 mo. USD LIBOR + 3.18%, 5.23%, 11/11/34 (a),(b),(c)	$12,559,730	12,600,249
Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36 (a),(d)	4,680,000	4,723,515
VNO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(b),(c),(d)	4,939,000	4,561,272
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class C, 5.48%, 12/15/43 (b),(d)	3,776,000	3,800,745
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.37%, 06/15/48 (b),(c),(d)	4,072,000	3,547,869
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	4,579,301
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.81%, 12/15/46 (a),(b),(c),(d)	6,395,000	5,866,392
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D, 4.06%, 09/15/57 (a),(b),(c)	1,588,000	1,274,484
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(b),(d)	1,287,000	1,068,131

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
Worldwide Plaza Trust,
Series 2017-WWP, Class E, 3.72%, 11/10/36 (a),(b),(c)	$2,972,000	$2,684,314
Series 2017-WWP, Class F, 3.72%, 11/10/36 (a),(b),(c)	12,001,000	10,393,492

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $792,788,494)		798,507,453

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 17.3%
Civic Mortgage LLC, Series 2018-1, Class A2, 4.86%, 06/25/22 (a)	589,240	588,187
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(c)	€106,724,502	123,983,214
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a)	€106,724,501	292,825
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M2, 3.82%, 05/25/48 (a),(b)	$7,646,000	7,018,104
Federal National Mortgage Association,
Series 2018-C03, Class 1B1, 1 mo. USD LIBOR + 3.75%, 5.84%, 10/25/30 (b)	3,674,000	3,629,950
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.24%, 10/25/30 (b)	5,974,000	5,940,871
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.65%, 12/25/30 (b)	2,725,000	2,728,805
Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.00%, 11/25/22 (a),(b)	5,701,000	5,606,917
Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.00%, 04/25/23 (a),(b)	1,454,000	1,433,244
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. GBP LIBOR + 1.60%, 1.00%, 01/24/59 (b),(e)	£2,349,000	3,065,638
Series 2018-1, Class D, 3 mo. GBP LIBOR + 2.00%, 1.00%, 01/24/59 (b),(e)	£2,947,000	3,890,778
Series 2018-1, Class E, 3 mo. GBP LIBOR + 2.65%, 1.00%, 01/24/59 (b),(e)	£2,315,000	3,056,380
Vericrest Opportunity Loan Trust LLC, Series 2017-NPL9 SEQ, Class A2, 4.63%, 09/25/47 (a)	$2,773,000	2,752,481

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $166,467,831)		163,987,394

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.08%, 07/10/46 (a),(b),(c)	1,180,190	36,836

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.20%, 10/15/32 (a),(b)	$92,814,500	$491,351
FREMF Mortgage Trust,
Series 2016-K60, Class X2A, 0.10%, 12/25/49 (a)	852,270,571	4,431,722
Series 2016-K60, Class X2B, 0.10%, 12/25/49 (a)	218,008,797	1,195,451
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.61%, 10/10/32 (a),(b),(d)	35,804,000	688,833

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $6,844,199)		6,844,193

COLLATERALIZED DEBT OBLIGATIONS — 0.4%
Cress Ltd., Series 2008, Class F, 2.08%, 12/21/42 (b),(f)	12,398,721	250,000
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + ..45%, 2.78%, 05/21/42 (a),(b),(d)	6,741,673	3,902,789
Series 2007-2A, Class E, 3 mo. USD LIBOR + ..50%, 2.83%, 05/21/42 (a),(b)	5,558,110	13,617
Series 2007-2A, Class F, 3 mo. USD LIBOR + ..60%, 2.93%, 05/21/42 (a),(b)	7,574,242	18,557

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $3,826,212)		4,184,963

MEZZANINE DEBT — 15.8%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.61%, 07/05/33 (a),(b),(d)	23,003,000	22,734,491
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/28 (a),(d)	102,500,000	106,814,368
Simply Self Storage, Mezzanine Loan, 6.25%, 09/06/21	19,710,000	19,958,346

TOTAL MEZZANINE DEBT (COST $145,646,534)		149,507,205

BANK LOAN — 5.9%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 2 mo. LIBOR + 4.00%, 6.10%, 03/25/25 (b)	9,949,065	9,899,320
Diamond Resorts Corporation, 2018 Term Loan B, 0.00%, 09/02/23 (g)	2,180,000	2,173,419
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.80%, 3.89%, 02/06/22 (b)	6,742,000	6,586,091
Quality Care Properties, Inc., 1st Lien Term Loan, 0.00%, 10/31/22 (g)	36,975,550	37,114,209

TOTAL BANK LOAN (COST $55,830,381)		55,773,039

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
HIGH YIELD BONDS & NOTES — 4.6%
Boyne USA, Inc., 7.25%, 05/01/25 (a),(c)	$3,448,000	$3,590,326
CPUK Finance Ltd.,
4.25%, 02/28/47 (g)	£22,125,000	29,347,345
4.88%, 02/28/47 (g)	£2,614,000	3,463,634
Diamond Resorts, Inc., 7.75%, 09/01/23 (a),(d)	$6,268,000	6,553,977

TOTAL HIGH YIELD BONDS & NOTES (COST $41,837,817)		42,955,282

	Shares	Value

COMMON STOCK — 0.6%
Specialty Finance — 0.6%
TPG RE Finance Trust, Inc.	283,825	5,767,324

TOTAL COMMON STOCK (COST $5,676,500)		5,767,324

TOTAL LONG-TERM INVESTMENTS (COST $1,218,917,968)		1,227,526,853

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 3.9%
MONEY MARKET FUND — 3.9%
JPMorgan U.S. Treasury Money Market Plus Fund, Institutional Class, 2.08% (h)	$36,668,689	$36,668,689

TOTAL SHORT-TERM INVESTMENTS (COST $36,668,689)		36,668,689

TOTAL INVESTMENTS IN SECURITIES — 133.4% (COST $1,255,586,657)		1,264,195,542

SECURITIES SOLD SHORT — (16.7)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.5)%
United Kingdom Gilt, 0.50%, 07/22/22 (e)	£15,700,000	(20,409,313)
United Kingdom Gilt, 2.00%, 09/07/25 (e)	£2,091,000	(2,927,000)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $22,970,087)		(23,336,313)

U.S. TREASURY NOTES — (14.2)%
U.S. Treasury Notes, 1.25%, 03/31/21	$11,000,000	(10,605,547)
U.S. Treasury Notes, 2.00%, 10/31/22	15,000,000	(14,560,547)
U.S. Treasury Notes, 2.00%, 11/15/26	3,000,000	(2,809,687)
U.S. Treasury Notes, 2.13%, 11/30/24	7,000,000	(6,718,907)
U.S. Treasury Notes, 2.25%, 08/15/27	67,500,000	(64,198,832)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes, 2.25%, 12/31/24	$5,000,000	$(4,833,594)
U.S. Treasury Notes, 2.25%, 02/15/21	6,000,000	(5,947,031)
U.S. Treasury Notes, 2.75%, 05/31/23	13,000,000	(13,012,187)
U.S. Treasury Notes, 2.88%, 05/15/28	12,000,000	(12,015,000)

TOTAL U.S. TREASURY NOTES (PROCEEDS $138,033,880)		(134,701,332)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $161,003,967)		(158,037,645)

Other Assets and Liabilities (i) — (16.7)%		(158,071,352)

Net Assets — 100.0%		$948,086,545

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2018.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)	Security is valued using significant unobservable inputs.
(g)	All or a portion of the security represents an unsettled loan commitment at June 30, 2018 where the rate will be determined at time of settlement.
(h)	Rate disclosed, the 7 day net yield, is as of June 30, 2018.
(i)	Assets, other than investments in securities, less liabilities other than securities sold short.

Reverse Repurchase Agreements Outstanding at June 30, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Morgan Stanley Bank, N.A.	3.22%	06/04/18	09/04/18	$3,166,000	$3,173,649
Morgan Stanley Bank, N.A.	3.22%	06/04/18	09/04/18	2,521,000	2,527,091
Morgan Stanley Bank, N.A.	3.26%	05/23/18	07/23/18	9,319,000	9,351,927
Morgan Stanley Bank, N.A.	3.26%	06/14/18	09/06/18	2,316,000	2,319,570
Morgan Stanley Bank, N.A.	3.26%	06/06/18	09/06/18	4,129,000	4,138,359
Morgan Stanley Bank, N.A.	3.29%	04/12/18	07/12/18	10,545,000	10,622,073
Morgan Stanley Bank, N.A.	3.30%	04/16/18	07/16/18	9,012,000	9,074,740
Morgan Stanley Bank, N.A.	3.32%	06/05/18	09/05/18	2,095,000	2,100,020
Morgan Stanley Bank, N.A.	3.32%	06/04/18	09/04/18	4,932,000	4,944,285

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Morgan Stanley Bank, N.A.	3.33%	05/16/18	08/16/18	$2,514,000	$2,524,697
Morgan Stanley Bank, N.A.	3.33%	05/21/18	08/21/18	5,939,000	5,961,532
Morgan Stanley Bank, N.A.	3.33%	06/13/18	09/13/18	4,546,000	4,553,575
Morgan Stanley Bank, N.A.	3.33%	06/19/18	09/19/18	4,037,000	4,041,476
Morgan Stanley Bank, N.A.	3.33%	06/19/18	09/19/18	3,950,000	3,954,379
Morgan Stanley Bank, N.A.	3.34%	05/15/18	08/15/18	7,106,000	7,137,009
Morgan Stanley Bank, N.A.	3.35%	04/17/18	07/17/18	11,553,000	11,633,698
RBC (Barbados) Trading Bank Corporation	3.02%	04/27/18	07/27/18	1,775,000	1,784,665
RBC (Barbados) Trading Bank Corporation	3.02%	04/27/18	07/27/18	3,259,000	3,276,745
RBC (Barbados) Trading Bank Corporation	3.03%	05/16/18	08/15/18	38,000	38,147
RBC (Barbados) Trading Bank Corporation	3.05%	05/18/18	07/17/18	2,872,000	2,882,716
RBC (Barbados) Trading Bank Corporation	3.27%	06/15/18	09/04/18	1,221,000	1,222,775
RBC (Barbados) Trading Bank Corporation	3.27%	06/04/18	09/04/18	1,822,000	1,826,470
RBC (Barbados) Trading Bank Corporation	3.27%	06/04/18	09/04/18	5,004,000	5,016,277
RBC (Barbados) Trading Bank Corporation	3.27%	06/04/18	09/04/18	4,699,000	4,710,529
RBC (Barbados) Trading Bank Corporation	3.28%	06/19/18	09/19/18	1,913,000	1,915,089
RBC (Barbados) Trading Bank Corporation	3.28%	06/19/18	09/19/18	2,478,000	2,480,706
RBC (Barbados) Trading Bank Corporation	3.28%	06/19/18	09/19/18	2,489,000	2,491,718
RBC (Barbados) Trading Bank Corporation	3.28%	06/19/18	09/19/18	3,041,000	3,044,321
RBC (Barbados) Trading Bank Corporation	3.28%	06/19/18	09/19/18	3,065,000	3,068,347
RBC (Barbados) Trading Bank Corporation	3.29%	05/15/18	08/15/18	412,000	413,771
RBC (Barbados) Trading Bank Corporation	3.31%	06/06/18	09/06/18	505,000	506,162
RBC (Barbados) Trading Bank Corporation	3.31%	06/06/18	09/06/18	1,494,000	1,497,438
RBC (Barbados) Trading Bank Corporation	3.31%	06/06/18	09/06/18	3,005,000	3,011,915
RBC (Barbados) Trading Bank Corporation	3.31%	06/06/18	09/06/18	3,653,000	3,661,406

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.31%	06/06/18	09/06/18	$4,039,000	$4,048,295
RBC (Barbados) Trading Bank Corporation	3.31%	06/06/18	09/06/18	4,287,000	4,296,866
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	831,000	831,844
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	926,000	926,941
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	934,000	934,949
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	943,000	943,958
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	1,009,000	1,010,025
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	1,367,000	1,368,389
RBC (Barbados) Trading Bank Corporation	3.32%	06/20/18	09/20/18	1,656,000	1,657,682
RBC (Barbados) Trading Bank Corporation	3.33%	05/16/18	08/15/18	451,000	452,919
RBC (Barbados) Trading Bank Corporation	3.33%	05/16/18	08/15/18	1,566,000	1,572,663
RBC (Barbados) Trading Bank Corporation	3.33%	06/19/18	09/19/18	1,902,000	1,904,109
RBC (Barbados) Trading Bank Corporation	3.33%	06/19/18	09/19/18	2,507,000	2,509,779
RBC (Barbados) Trading Bank Corporation	3.33%	06/13/18	09/13/18	3,052,000	3,057,086
RBC (Barbados) Trading Bank Corporation	3.33%	06/19/18	09/19/18	5,235,000	5,240,804
RBC (Barbados) Trading Bank Corporation	3.33%	06/19/18	09/19/18	5,498,000	5,504,095
RBC (Barbados) Trading Bank Corporation	3.33%	06/13/18	09/13/18	6,535,000	6,545,889
RBC (Barbados) Trading Bank Corporation	3.33%	06/19/18	09/19/18	7,276,000	7,284,067
RBC (Barbados) Trading Bank Corporation	3.33%	05/21/18	08/21/18	8,361,000	8,392,721
RBC (Barbados) Trading Bank Corporation	3.33%	06/19/18	09/19/18	9,361,000	9,371,378
RBC (Barbados) Trading Bank Corporation	3.34%	05/15/18	08/15/18	8,411,000	8,447,704
RBC (Barbados) Trading Bank Corporation	3.35%	04/17/18	07/17/18	5,902,000	5,943,226

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.36%	04/24/18	07/24/18	$3,742,000	$3,765,744
RBC (Barbados) Trading Bank Corporation	3.36%	06/06/18	09/06/18	1,087,000	1,089,539
RBC (Barbados) Trading Bank Corporation	3.38%	05/21/18	08/21/18	4,042,000	4,057,565
RBC (Barbados) Trading Bank Corporation	3.38%	06/19/18	09/19/18	11,214,000	11,226,619
RBC (Barbados) Trading Bank Corporation	3.43%	05/16/18	08/15/18	7,295,000	7,326,972
RBC (Barbados) Trading Bank Corporation	3.46%	06/06/18	09/06/18	3,385,000	3,393,142
RBC (Barbados) Trading Bank Corporation	3.50%	03/29/18	09/28/18	25,768,000	26,003,692
RBC (Barbados) Trading Bank Corporation	3.50%	06/15/18	12/14/18	5,303,000	5,311,249
RBC (Barbados) Trading Bank Corporation	3.76%	05/18/18	05/17/19	6,242,000	6,270,697
RBC Europe Limited	0.90%	03/23/18	09/21/18	40,251,841	40,354,729
RBC Europe Limited	0.93%	06/18/18	09/21/18	5,618,151	5,620,022
RBC Europe Limited	0.93%	03/21/18	09/21/18	60,479,015	60,641,875
Royal Bank of Canada	3.05%	04/17/18	07/17/18	4,613,000	4,642,339
Royal Bank of Canada	3.28%	06/18/18	09/18/18	11,827,000	11,841,028
Royal Bank of Canada	3.30%	04/16/18	07/16/18	6,953,000	7,001,405
Royal Bank of Canada	3.30%	04/16/18	07/16/18	11,899,000	11,981,838
Royal Bank of Canada	3.31%	04/12/18	07/12/18	16,721,000	16,843,956
Royal Bank of Canada	3.32%	06/04/18	09/04/18	2,463,000	2,469,135
Royal Bank of Canada	3.32%	06/04/18	09/04/18	3,880,000	3,889,665
Royal Bank of Canada	3.33%	05/25/18	08/21/18	2,195,000	2,202,515
Royal Bank of Canada	3.33%	06/18/18	09/18/18	8,388,000	8,398,101
Royal Bank of Canada	3.33%	06/18/18	09/18/18	8,555,000	8,565,302
Royal Bank of Canada	3.33%	06/19/18	09/19/18	2,777,000	2,780,079
Royal Bank of Canada	3.33%	06/19/18	09/19/18	2,778,000	2,781,080
Royal Bank of Canada	3.36%	04/20/18	07/20/18	15,652,000	15,757,140
Royal Bank of Canada	3.38%	05/21/18	08/21/18	7,885,000	7,915,364
Royal Bank of Canada	3.38%	06/19/18	09/19/18	3,698,000	3,702,161
Royal Bank of Canada	3.53%	05/18/18	08/17/18	1,171,000	1,176,046

Total Reverse Repurchase Agreements Outstanding				$498,356,007	$500,161,665

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,057,416	USD	3,862,036	Citibank, N.A.	10/04/18	$(265,749)
USD	3,673,180	EUR	3,057,416	Citibank, N.A.	10/04/18	76,892
USD	18,607,368	EUR	15,901,000	Citibank, N.A.	09/21/18	(76,547)
USD	3,792,544	GBP	2,834,000	Citibank, N.A.	12/06/18	23,319
USD	9,415,526	GBP	7,087,000	Citibank, N.A.	12/18/18	(15,664)
USD	10,132,730	GBP	7,611,000	Citibank, N.A.	09/21/18	46,561

Total Forward Foreign Currency Exchange Contracts Outstanding						$(211,188)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2018

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Merrill Lynch Capital Services, Inc.	3,770,390	USD	$721,150	$40,073	$681,077
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Goldman Sachs International	503,830	USD	96,366	109,566	(13,200)
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Goldman Sachs International	6,992,000	USD	1,337,337	1,436,755	(99,418)
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Morgan Stanley Capital Services LLC	7,540,780	USD	1,442,300	(99,429)	1,541,729
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Morgan Stanley Capital Services LLC	7,660,000	USD	1,465,103	738,967	726,136
CMBX.NA.BB.7	(5.00)%	1M	1/17/2047	Morgan Stanley Capital Services LLC	8,302,000	USD	1,201,023	1,625,094	(424,071)
CMBX.NA.BBB-.7	(3.00)%	1M	1/17/2047	Goldman Sachs International	4,956,000	USD	348,407	531,386	(182,979)
CMBX.NA.BBB-.7	(3.00)%	1M	1/17/2047	Goldman Sachs International	4,632,320	USD	325,419	488,458	(163,039)
CMBX.NA.BBB-.7	(3.00)%	1M	1/17/2047	Goldman Sachs International	7,433,000	USD	522,540	808,161	(285,621)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Credit Suisse International	2,605,000	USD	309,734	303,724	6,010

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Credit Suisse International	2,006,000	USD	$238,513	$238,100	$413
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	JPMorgan Securities LLC	1,234,000	USD	146,723	161,218	(14,495)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Credit Suisse International	1,278,000	USD	151,954	154,150	(2,196)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Credit Suisse International	233,000	USD	27,704	31,586	(3,882)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,168,000	USD	120,304	149,132	(28,828)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	2,423,000	USD	249,569	203,249	46,320
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,189,000	USD	122,467	152,969	(30,502)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,322,000	USD	136,166	126,231	9,935
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,189,000	USD	122,467	145,282	(22,815)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,193,000	USD	122,879	145,131	(22,252)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,197,000	USD	123,291	145,120	(21,829)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,197,000	USD	123,291	139,691	(16,400)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,450,000	USD	149,712	142,155	7,557
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	1,319,000	USD	136,187	130,019	6,168
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,197,000	USD	123,291	132,403	(9,112)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	JPMorgan Securities LLC	1,635,000	USD	146,986	179,149	(32,163)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Goldman Sachs International	1,110,000	USD	99,789	109,340	(9,551)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,095,000	USD	$98,440	$80,966	$17,474
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	665,000	USD	59,784	66,595	(6,811)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,513,000	USD	315,819	382,667	(66,848)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Credit Suisse International	491,000	USD	44,141	55,931	(11,790)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Credit Suisse International	2,132,000	USD	191,667	163,146	28,521
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	JPMorgan Securities LLC	962,000	USD	89,658	87,886	1,772
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,261,000	USD	117,525	113,344	4,181
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse International	962,000	USD	89,658	92,409	(2,751)

Total OTC Credit Default Swaps on Index (Buy Protection)							$11,117,364	$9,510,624	$1,606,740

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2018

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	9,941,482	USD	$(1,373,499)	$(1,578,279)	$204,780
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	708,434	USD	(97,876)	(88,559)	(9,317)
CMBX.NA.AA.4	AA	1.65%	1M	02/17/2051	Goldman Sachs International	4,067,143	USD	(1,430,871)	(1,739,525)	308,654
CMBX.NA.AA.4	AA	1.65%	1M	02/17/2051	Goldman Sachs International	1,142,432	USD	(401,922)	(488,621)	86,699
CMBX.NA.AA.4	AA	1.65%	1M	02/17/2051	Goldman Sachs International	254,230	USD	(89,441)	(85,755)	(3,686)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/2063	Merrill Lynch Capital Services, Inc.	4,420,000	USD	(845,399)	(515,784)	(329,615)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/2063	Merrill Lynch Capital Services, Inc.	4,487,000	USD	(858,214)	(446,975)	(411,239)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/2063	Morgan Stanley Capital Services LLC	3,073,000	USD	$(587,762)	$(20,980)	$(566,782)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/2063	Morgan Stanley Capital Services LLC	4,487,000	USD	(858,214)	(446,975)	(411,239)
CMBX.NA.BB.6	BB	5.00%	1M	05/11/2063	Morgan Stanley Capital Services LLC	10,000,000	USD	(1,912,667)	247,730	(2,160,397)
CMBX.NA.BB.7	BB	5.00%	1M	01/17/2047	Citibank, N.A.	57,890	USD	(8,375)	(2,002)	(6,373)
CMBX.NA.BB.7	BB	5.00%	1M	01/17/2047	Citibank, N.A.	2,956,110	USD	(427,651)	(73,687)	(353,964)
CMBX.NA.BB.7	BB	5.00%	1M	01/17/2047	Citibank, N.A.	4,439,000	USD	(642,175)	(77,924)	(564,251)
CMBX.NA.BB.7	BB	5.00%	1M	01/17/2047	Morgan Stanley Capital Services LLC	849,000	USD	(122,822)	(475)	(122,347)
CMBX.NA.BBB-.7	BBB-	3.00%	1M	01/17/2047	Goldman Sachs International	5,461,810	USD	(383,965)	(773,515)	389,550
CMBX.NA.BBB-.7	BBB-	3.00%	1M	01/17/2047	Goldman Sachs International	1,992,000	USD	(140,038)	(178,750)	38,712
CMBX.NA.BBB-.7	BBB-	3.00%	1M	01/17/2047	Goldman Sachs International	5,142,000	USD	(361,483)	(263,001)	(98,482)
CMBX.NA.BBB-.7	BBB-	3.00%	1M	01/17/2047	Citibank, N.A.	4,425,510	USD	(311,113)	(135,536)	(175,577)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,410,000	USD	(167,649)	(192,799)	25,150
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,410,000	USD	(167,649)	(170,230)	2,581
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	2,819,000	USD	(335,179)	(396,443)	61,264
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	1,213,000	USD	(144,226)	(182,674)	38,448
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	1,167,000	USD	(138,756)	(174,786)	36,030
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	974,000	USD	(115,809)	(143,627)	27,818
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	2,698,000	USD	(320,792)	(377,445)	56,653
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	705,000	USD	(83,824)	(98,803)	14,979
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,540,000	USD	(183,106)	(195,411)	12,305
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,078,000	USD	(128,174)	(161,189)	33,015
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	2,448,000	USD	(291,067)	(354,384)	63,317
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,340,000	USD	(159,326)	(194,722)	35,396
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,538,000	USD	(182,868)	(227,719)	44,851
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,155,000	USD	(137,329)	(173,526)	36,197

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000	USD	$(155,046)	$(203,631)	$48,585
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000	USD	(114,144)	(144,973)	30,829
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	7,695,000	USD	(914,935)	(1,042,869)	127,934
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	129,000	USD	(15,338)	(15,192)	(146)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,717,000	USD	(204,151)	(263,892)	59,741
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,544,000	USD	(302,482)	(301,159)	(1,323)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,441,000	USD	(171,335)	(191,012)	19,677
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,018,000	USD	(121,040)	(136,090)	15,050
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,556,000	USD	(185,008)	(211,160)	26,152
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,245,000	USD	(266,930)	(265,300)	(1,630)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	818,000	USD	(97,260)	(113,718)	16,458
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	818,000	USD	(97,260)	(114,096)	16,836
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,565,000	USD	(186,078)	(222,909)	36,831
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,221,000	USD	(145,177)	(146,573)	1,396
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	253,000	USD	(30,145)	(29,666)	(479)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	974,000	USD	(115,809)	(143,627)	27,818
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	171,000	USD	(20,332)	(24,089)	3,757
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000	USD	(184,533)	(184,932)	399
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,013,000	USD	(120,699)	(117,840)	(2,859)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	253,000	USD	(30,145)	(29,783)	(362)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,607,000	USD	(165,521)	(153,638)	(11,883)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,567,000	USD	(161,401)	(137,679)	(23,722)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,410,000	USD	(145,230)	(112,705)	(32,525)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,113,000	USD	$(114,639)	$(139,301)	$24,662
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,062,000	USD	(109,386)	(130,045)	20,659
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	540,000	USD	(55,620)	(51,109)	(4,511)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,532,000	USD	(157,796)	(133,111)	(24,685)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,328,000	USD	(136,784)	(163,170)	26,386
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,328,000	USD	(136,784)	(165,322)	28,538
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,703,000	USD	(175,409)	(196,731)	21,322
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	2,231,000	USD	(229,793)	(235,376)	5,583
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	2,377,000	USD	(244,831)	(249,040)	4,209
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,432,000	USD	(147,496)	(148,405)	909
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,530,000	USD	(157,590)	(136,586)	(21,004)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,213,000	USD	(124,939)	(133,912)	8,973
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,328,000	USD	(136,784)	(166,039)	29,255
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,050,000	USD	(108,150)	(135,185)	27,035
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,032,000	USD	(106,296)	(131,217)	24,921
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Merrill Lynch Capital Services, Inc.	2,878,000	USD	(296,434)	(259,336)	(37,098)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	4,895,000	USD	(504,185)	(472,909)	(31,276)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,051,000	USD	(108,253)	(96,155)	(12,098)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,558,000	USD	(160,474)	(149,605)	(10,869)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	874,000	USD	(90,022)	(85,776)	(4,246)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,516,000	USD	(156,148)	(135,964)	(20,184)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Merrill Lynch Capital Services, Inc.	1,717,000	USD	(176,851)	(228,328)	51,477
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,958,000	USD	(201,674)	(193,900)	(7,774)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	1,460,000	USD	(150,380)	(133,969)	(16,411)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	758,000	USD	(78,074)	(68,394)	(9,680)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	121,000	USD	(12,463)	(11,049)	(1,414)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Merrill Lynch Capital Services, Inc.	1,018,000	USD	$(104,854)	$(115,916)	$11,062
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Merrill Lynch Capital Services, Inc.	1,018,000	USD	(104,854)	(115,916)	11,062
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,538,000	USD	(158,414)	(161,443)	3,029
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	JPMorgan Securities LLC	1,436,000	USD	(147,908)	(130,446)	(17,462)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Citigroup Global Markets, Inc.	783,000	USD	(80,649)	(95,883)	15,234
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Citigroup Global Markets, Inc.	2,132,000	USD	(219,596)	(207,090)	(12,506)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Citigroup Global Markets, Inc.	1,977,000	USD	(203,631)	(176,967)	(26,664)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	570,000	USD	(58,710)	(49,306)	(9,404)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	349,000	USD	(35,947)	(30,422)	(5,525)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	281,000	USD	(28,943)	(24,648)	(4,295)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Goldman Sachs International	3,716,000	USD	(382,748)	(394,078)	11,330
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Merrill Lynch Capital Services, Inc.	3,256,000	USD	(335,368)	(363,463)	28,095
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Morgan Stanley Capital Services LLC	3,271,000	USD	(336,892)	(297,691)	(39,201)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	3,063,000	USD	(315,489)	(337,714)	22,225
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	3,716,000	USD	(382,748)	(388,057)	5,309
CMBX.NA.BBB-.9	BBB-	3.00%	1M	09/17/2058	Credit Suisse International	1,532,000	USD	(157,796)	(133,111)	(24,685)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	1,396,000	USD	(125,500)	(97,103)	(28,397)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,513,000	USD	(315,819)	(360,232)	44,413
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	3,600,000	USD	(323,640)	(358,807)	35,167
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	2,132,000	USD	(191,667)	(165,122)	(26,545)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	JPMorgan Securities LLC	1,289,000	USD	(120,135)	(86,083)	(34,052)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,232,000	USD	$(114,822)	$(82,442)	$(32,380)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	Credit Suisse International	664,000	USD	(61,885)	(60,131)	(1,754)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(25,744,510)	$(22,400,909)	$(3,343,601)

(a)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2018

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate		Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corp.	(1.00%	)	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000	USD	$35,297	$1,016,878	$(981,581)
Kohl’s Corp.	(1.00%	)	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000	USD	12,059	440,355	(428,296)
Kroger Co.	(1.00%	)	3M	12/20/2022	Goldman Sachs International	32,849,000	USD	(453,295)	93,288	(546,583)
Macy’s Retail Holdings, Inc.	(1.00%	)	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000	USD	173,880	1,181,783	(1,007,903)
Macy’s Retail Holdings, Inc.	(1.00%	)	3M	12/20/2022	Goldman Sachs International	6,577,000	USD	111,691	613,564	(501,873)
Macy’s Retail Holdings, Inc.	(1.00%	)	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000	USD	111,691	665,418	(553,727)
Target Corp.	(1.00%	)	3M	12/20/2022	Goldman Sachs International	17,066,000	USD	(435,570)	(378,017)	(57,553)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)								$(444,247)	$3,633,269	$(4,077,516)

OTC Total Return Swaps Outstanding at June 30, 2018

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate		Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
A&O Hotels & Hostels Holdings AG	1/29/2025	3M	Citibank, N.A.	E + 1.60%	(a)	15,290,000	EUR	$—	$—	$—
Casablanca US Holdings, Inc.	3/25/2024	3M	Citibank, N.A.	L + 1.60%	(b)	69,825,000	USD	349,125	—	349,125
Diamond Resorts International, Inc.	9/2/2023	3M	Citibank, N.A.	L + 1.60%	(b)	23,518,018	USD	516,961	—	516,961
Diamond Resorts International, Inc.	9/2/2023	3M	Citibank, N.A.	L + 1.60%	(b)	781,055	USD	(14,073)	—	(14,073)
Diamond Resorts International, Inc.	9/2/2023	3M	Citibank, N.A.	L + 1.60%	(b)	47,880,000	USD	94,874	—	94,874

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate		Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Parkdean Resorts Holdco Limited	3/3/2024	3M	Citibank, N.A.	L + 1.60%	(b)	12,955,706	GBP	$(317,151)	$—	$(317,151)
Parkdean Resorts Holdco Limited	3/3/2024	3M	Citibank, N.A.	—		2,103,000	GBP	(9,833)	—	(9,833)
Parkdean Resorts Holdco Limited	3/3/2024	3M	Citibank, N.A.	L + 1.60%	(b)	1,173,000	GBP	(28,715)	—	(28,715)
Parkdean Resorts Holdco Limited	3/3/2024	3M	Citibank, N.A.	L + 1.60%	(b)	5,113,686	GBP	(125,181)	—	(125,181)
Parkdean Resorts Holdco Limited	3/3/2024	3M	Citibank, N.A.	L + 1.60%	(b)	3,633,959	GBP	(76,964)	—	(76,964)
Compass III	4/30/2025	3M	Citibank, N.A.	—		5,750,000	EUR	26,122	—	26,122

Total OTC Total Return Swaps Outstanding								$415,165	$—	$415,165

(a)	E= 3 month EURIBOR
(b)	L= 3 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2018

Consolidated Master Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.86%	6M	10/8/2023	Citibank, N.A.	75,000,000	USD	$3,863,321	$—	$3,863,321
Receives	Three-Month Libor	2.03%	6M	5/20/2021	Citibank, N.A.	100,000,000	USD	2,281,583	—	2,281,583
Receives	Three-Month Libor	2.19%	6M	7/10/2024	Citibank, N.A.	49,000,000	USD	1,662,757	—	1,662,757
Receives	Three-Month Libor	2.25%	6M	7/10/2025	Citibank, N.A.	55,000,000	USD	1,977,474	—	1,977,474

Total Centrally Cleared Interest Rate Swaps Outstanding								$9,785,135	$—	$9,785,135

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of June 30, 2018 (Unaudited)

Assets:
Investments in securities, at fair value (cost $1,255,586,657)	$1,264,195,542
Cash	191,099,253
Cash denominated in foreign currencies (cost of $5,564,494)	5,618,151
Cash collateral segregated for counterparties for securities sold short	166,367,960
Cash collateral segregated for counterparties for swaps	83,654,849
Cash collateral segregated for broker for reverse repurchase agreements	1,756,109
Unrealized appreciation on forward foreign currency exchange contracts	146,772
Income receivable	5,520,450
Receivable for periodic payments from swap contracts	3,779,049
Variation margin receivable on centrally cleared swaps	129,865
Swap contracts, at fair value (net premiums paid $13,428,622)	12,549,064
Prepaid expenses and other assets	105,401

Total assets	1,734,922,465

Liabilities:
Securities sold short, at fair value (proceeds of $161,003,967)	158,037,645
Unrealized depreciation on forward foreign currency exchange contracts	357,960
Payable for reverse repurchase agreements	500,161,665
Payable for investments purchased	89,400,110
Swap contracts, at fair value (net premiums received $22,685,638)	27,205,292
Interest payable on securities sold short	841,171
Incentive Fees payable	7,557,215
Management Fees payable	2,552,370
Payable to Affiliate	15,528
Accrued expenses and other liabilities	706,964

Total liabilities	786,835,920

Net assets	$948,086,545

Components of Net Assets:
Investors’ equity	$926,185,110
Net unrealized appreciation	21,901,435

Net assets	$948,086,545

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six-Months Ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$33,450,555
Dividends	259,631

Total investment income	33,710,186

Expenses:
Incentive Fees	7,557,215
Management Fees	9,909,677
Administration fees	108,944
Custodian and accounting fees	178,651
Trustees’ fees and expenses	129,230
Transfer Agent fees	119,417
Registration fees	7,439
Professional fees	705,752
Interest on securities sold short	1,658,968
Interest expense on reverse repurchase agreements	4,736,971
Insurance	118,805
Other expenses	72,837

Total expenses	25,303,906

Management Fees waived by Investment Manager	(4,954,838)

Net expenses	20,349,068

Net investment income	13,361,118

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments in securities	8,863,596
Securities sold short	2,261,514
Forward foreign currency exchange contracts	(2,407,751)
Foreign currency transactions	(1,981,726)
Swap contracts	5,912,498

Net realized gain	12,648,131

Net change in unrealized appreciation on:
Investments in securities	891,583
Securities sold short	3,001,719
Forward foreign currency exchange contracts	2,415,642
Foreign currency translations	5,311,671
Swap contracts	5,194,356

Net change in unrealized appreciation	16,814,971

Net realized and unrealized gain	29,463,102

Net increase in net assets resulting from operations	$42,824,220

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,361,118	$46,634,212
Net realized gain	12,648,131	22,129,520
Net change in unrealized appreciation	16,814,971	12,658,444

Net increase in net assets resulting from operations	42,824,220	81,422,176

Capital Transactions:
Proceeds from subscriptions	12,147,495	41,701,280
Payments for repurchases	(48,259,077)	(141,682,006)

Net decrease in net assets resulting from capital transactions	(36,111,582)	(99,980,726)

Net increase (decrease) in net assets	6,712,638	(18,558,550)

Net Assets:
Beginning of period	941,373,907	959,932,457

End of period	$948,086,545	$941,373,907

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

Six-Months Ended 6/30/2018
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$42,824,220
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(561,691,958)
Proceeds from disposition of investments in securities	575,324,451
Proceeds from securities sold short	74,511,563
Payments to cover securities sold short	(71,897,656)
Net realized gain on investments in securities	(8,863,596)
Short-term investments, net	29,208,542
Net realized gain on securities sold short	(2,261,514)
Net accretion of bond discount and amortization of bond and swap premium	(1,004,555)
Net change in unrealized appreciation on investments in securities	(891,583)
Net change in unrealized appreciation on securities sold short	(3,001,719)
Net unrealized appreciation on forward foreign currency exchange contracts	(2,415,642)
Swap contracts, at fair value net	10,147,714
Changes in assets and liabilities:
(Increase) decrease in assets:
Cash collateral segregated for counterparties for securities sold short	612,165
Cash collateral segregated for counterparties for swaps	(13,719,888)
Cash collateral segregated for broker for reverse repurchase agreements	4,339,229
Income receivable	(173,458)
Receivable for periodic payments from swap contracts	(2,309,557)
Variation margin receivable on centrally cleared swaps	518,828
Prepaid expenses and other assets	(81,399)
Increase (decrease) in liabilities:
Interest payable on securities sold short	13,661
Interest payable on reverse repurchase agreements	(1,438,414)
Incentive Fees payable	(6,811,400)
Management fee payable	149,316
Payable to Affiliate	(140,586)
Accrued expenses and other liabilities	85,809

Net cash provided by operating activities	$61,032,573

Cash Flows from Financing Activities
Proceeds from subscriptions	12,147,495
Payment for share repurchases	(48,259,077)
Reverse repurchase agreements, net	134,945,901

Net cash provided by financing activities	98,834,319

Net increase in cash and foreign currency	159,866,892
Cash, beginning of period	36,850,512

Cash and foreign currency, end of period	$196,717,404

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$7,820,692

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Financial Highlights

	Six-Months Ended 6/30/2018 (unaudited)		Year Ended 12/31/2017		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014(a)
Total Return on Net Asset Value	4.71	%(b)	9.20%		1.24%		5.55%		2.43	%(b)

Ratios to Average Net Assets:
Expenses before waiver from Investment Manager and Incentive Fees	3.78	%(c),(d)	3.81	%(c)	3.96	%(c)	3.76	%(c)	3.57	%(d)
Incentive Fees	1.61	%(d)	1.54%		0.44%		0.83%		0.52	%(d)

Expenses before waiver from Investment Manager	5.39	%(c),(d)	5.35	%(c)	4.40	%(c)	4.59	%(c)	4.09	%(d)

Management Fees waiver from Investment Manager	(1.06	)%(d)	(1.06)%		(1.11)%		(1.12)%		(0.48	)%(d)

Net expenses after waiver from Investment Manager	4.33	%(d)	4.29%		3.29%		3.47%		3.61	%(d)

Net investment income excluding Incentive Fees	4.46	%(d)	6.53%		4.96%		4.50%		2.49	%(d)

Net investment income	2.85	%(d)	4.99%		4.52%		3.67%		1.97	%(d)

Supplementary Data:
Net assets, end of period (in thousands)	$948,087		$941,374		$959,932		$829,981		$547,179

Portfolio turnover	50	%(e)	85%		26%		41%		31	%(e)

(a)	For the period April 1, 2014 (commencement of investment operations) to December 31, 2014.
(b)	Total Return has not been annualized.
(c)

Includes interest expense on securities sold short and reverse repurchase agreements of 1.36%, 1.40%, 1.49% and 1.26%, for the six-months ended June 30, 2018 and years ended December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

(d)	Financial ratios have been annualized.
(e)	Percentage represents the results for the period presented and has not been annualized.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements

For the Period Ended June 30, 2018 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the consolidated financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund consolidates its investment in the Subsidiary. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Valuation Policy

The Consolidated Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) based on market quotations or at fair value. Market quotations can be obtained from third party pricing service providers or broker-dealers. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Consolidated Master Fund for all investments. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment, and in connection therewith, will generally value such investments based on the average of the quotations obtained. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Consolidated Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that Consolidated Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Consolidated Master Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, mezzanine debt, U.S. and foreign debt obligations, bank loans, and trade claims, are generally valued by broker-dealer quotations or third party pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy. Securities with only a single pricing source are categorized as Level 3.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Securities that use similar valuation techniques and inputs and are active on a listed exchange as described above are categorized as Level 1 within the fair value hierarchy.

Short-Term Investments

The Consolidated Master Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2018, the Consolidated Master Fund had $36,668,689 invested in JPMorgan U.S. Treasury Money Market Plus Fund (IJTXX—Institutional Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps, interest rate swaps, total return swaps, forward foreign currency exchange contracts and options contracts derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated using a series of techniques, including, but not limited to, simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are normally valued by third party pricing service providers. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Securities Sold Short

The Consolidated Master Fund sells securities short (a “Short Sale”) from time to time. A Short Sale is a transaction whereby the Consolidated Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Consolidated Master Fund’s broker executes a stock borrow transaction to deliver the securities resulting from the Consolidated Master Fund’s Short Sale. The Consolidated Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Consolidated Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Consolidated Master Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Consolidated Master Fund is liable to pay any interest income earned during the period the Short Sale is open. The interest is recorded as interest on securities sold short in the Consolidated Statement of Operations.

Option Contracts

The Consolidated Master Fund buys or writes put and call options through listed exchanges and over-the-counter. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or currency at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying securities declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates.

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements from time to time. In a reverse repurchase agreement, the Consolidated Master Fund sells securities in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same securities at an agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Consolidated Master Fund may utilize reverse repurchase agreements when it is anticipated that the income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. The transactions are generally accounted for as collateralized financing transactions and the Consolidated Master Fund retains ownership of the repurchase security as a pledged asset and records a liability for the repurchase amount.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Income and expenses, including interest, are recorded on an accrual basis. Realized gains and losses from sale of investments are determined on the identified cost basis using the first in first out methodology.

Foreign Currency Translation

The books and records of the Consolidated Master Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Consolidated Master Fund’s records at the rate prevailing when earned and recorded. Assets and liabilities denominated in foreign currencies are adjusted to reflect current exchange rates and any unrealized gains (losses) are included in Net change in unrealized appreciation (depreciation) on investments and foreign currency translations on the Consolidated Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency translations on the Consolidated Statement of Operations. The Consolidated Master Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Cash

As of June 30, 2018, the Consolidated Master Fund had $191,099,253 in domestic cash and $5,618,151 in foreign cash equivalents held at a major U.S. bank.

Contingencies

Under the Consolidated Master Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Consolidated Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Consolidated Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund may enter into contracts that

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

contain a variety of representations and indemnification obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro-rata share of the Consolidated Master Fund’s expenses, subject to reimbursement by the Investment Manager, pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager.

Income Taxes

The Consolidated Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Consolidated Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Consolidated Master Fund. Therefore, no federal income tax provision is required. The Consolidated Master Fund plans to file U.S. Federal and various state and local tax returns. All the Consolidated Master Fund’s assets are managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the open tax years and all major jurisdictions, management of the Consolidated Master Funds has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Consolidated Master Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2017.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Consolidated Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Consolidated Master Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Consolidated Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral under a master agreement and a credit support annex published by International Swaps and Derivatives Association, Inc. (collectively, an “ISDA Master Agreement”) implemented between the Consolidated Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement, and reaching other financial agreements between the Consolidated Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the right parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. At June 30, 2018, the Consolidated Master Fund used the gross method of presentation in the consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. Collateral pledged by the Consolidated Master Fund is segregated by the Consolidated Master Fund’s custodian and identified as such in the Consolidated Master Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Consolidated Master Fund and the applicable counterparty. Typically, the Consolidated Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

The Consolidated Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Consolidated Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 will become effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Consolidated Master Fund is currently evaluating the impact of adopting ASU 2017-08 on its consolidated financial statements.

3. Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements with qualified banks or broker-dealers through a Master Repurchase Agreement (“MRA”). An MRA contains provisions for initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Consolidated Master Fund may decline below the price of the securities the Consolidated Master Fund is obligated to repurchase. They also involve the risk that the counterparty liquidates the securities delivered to it by the Consolidated Master Fund under the reverse repurchase agreement following the occurrence of an event of default under the applicable MRA by the Consolidated Master Fund. The Consolidated Master Fund’s use of reverse repurchase agreements also subjects the Consolidated Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described in Notes 4 and 8. Securities subject to repurchase under reverse repurchase agreements are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2018, the face value of open reverse repurchase agreements was $498,356,007. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended June 30, 2018, was approximately $377,914,891 at a weighted average daily interest rate of 2.53%.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

The following table presents the Consolidated Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements as of June 30, 2018:

Counterparty	Reverse Repurchase Agreements	Collateral Pledged to Counterparty(a)	Net Amount
Morgan Stanley Bank, N.A.	$(88,058,080)	$88,058,080	$—
RBC (Barbados) Trading Bank Corporation	(193,539,805)	193,539,805	—
RBC Europe Limited	(106,616,626)	106,616,626	—
Royal Bank of Canada	(111,947,154)	111,947,154	—

Total	$(500,161,665)	$500,161,665	$—

(a)

Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at June 30, 2018 was $609,203,114 and $1,756,109, respectively.

The following table presents the Consolidated Master Fund’s remaining contractual maturity of the agreements as of June 30, 2018:

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Commercial Mortgage- Backed Securities	$—	$110,157,620	$272,239,319	$11,581,946	$393,978,885
Interest Only Commercial Mortgage-Backed Securities	—	—	30,187	—	30,187
Residential Mortgage-Backed Securities	—	—	101,748,001	—	101,748,001
Corporate Bonds & Notes	—	2,957,844	—	—	2,957,844
Collateral Cash	—	1,446,748	—	—	1,446,748

Total	$—	$114,562,212	$374,017,507	$11,581,946	$500,161,665

Gross amount of recognized liabilities for reverse repurchase agreements					$500,161,665

4. Derivative Financial Instruments

In the normal course of business, the Consolidated Master Fund utilizes derivative contracts in connection with its proprietary trading activities. Investments in derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Consolidated Master Fund’s derivative activities and exposure to derivative contracts would be classified by the following primary underlying risks: interest rate, credit, foreign currency exchange rate, commodity price, and equity price risks. In addition to its primary underlying risks, the Consolidated Master Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts. The following disclosures contain information on how the Consolidated Master Fund uses derivative contracts.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Consolidated Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Consolidated Master Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency being received, they also limit any potential gain that might result should the value of such currency increase. In addition, the Consolidated Master Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Consolidated Master Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The Consolidated Master Fund segregates liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions.

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Consolidated Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Consolidated Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Consolidated Master Fund as collateral for swap agreements identified in the Consolidated Schedule of Investments and segregated cash, if any, are reflected on the Consolidated Statement of Assets and Liabilities.

Credit Default Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single name issues and/or baskets of securities (e.g., CMBX, a tradeable index referencing a basket of CMBS). In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a “credit event” on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Consolidated

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Master Fund or made by the Consolidated Master Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Consolidated Master Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps contracts. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps contracts. With respect to selling a credit default swap, the Consolidated Master Fund will segregate assets or otherwise covers its obligations for the notional amount of such credit default swap.

Interest Rate Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Consolidated Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Consolidated Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating rate, on the same notional amount for a specified period of time. The Consolidated Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Consolidated Master Fund is recorded as a liability on the Consolidated Statement of Assets and Liabilities. An upfront payment made by the Consolidated Master Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Consolidated Master Fund enters into OTC total return swap contracts from time to time to gain exposure to the investment returns on an underlying financial instrument without purchasing the financial instrument itself. In a total return swap, the Consolidated Master Fund receives the economic returns of the underlying financial instrument, inclusive of any mark to market change in value from the date of such purchase of the underlying instrument, any interest earned from the settlement date of the underlying instrument less a swap financing fee, which is typically LIBOR plus a spread. The total return swap derives its value from the valuation of underlying financial instruments. The underlying financial instruments for the total return swaps held at period end were loans and a bond. The swap is valued daily at current market value and any unrealized appreciation or depreciation is included in the net change in unrealized appreciation/ (depreciation) on swap contracts. Gain or loss is realized on the termination date of the swap and when periodic payments are received or made at the end of each measurement period. During the period the swap is open, the Consolidated Master Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Options Contracts

The Consolidated Master Fund enters into purchased call or put options (“Options”) from time to time. Options may be used to obtain economic exposure equivalent to a long or short position, respectively, or to hedge existing or anticipated portfolio positions. The Consolidated Master Fund may buy or write Options through the OTC market and listed exchanges.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

The buyer has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of the underlying at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the price of the underlying declines (in the case of a put option) or increases (in the case of a call option).

Option contracts purchased (call or put) require the payment of premiums in exchange for the right to purchase or sell an underlying at a contracted strike price and maturity. The premium paid by the Consolidated Master Fund is recorded as an asset and is subsequently marked-to-market to reflect the current fair value of the option.

Option contracts sold (written calls or written puts) obligates the Consolidated Master Fund to buy or sell, within a limited time, an underlying at a contracted strike price and maturity. The writer of an option receives a premium which is recorded as a liability and is subsequently marked-to-market to reflect the current fair value of the option.

At June 30, 2018, the Consolidated Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Section	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Credit	Swap contracts, premiums paid and unrealized appreciation	$11,561,982	Swap contracts, premiums received and unrealized depreciation	$(26,633,375)
Market	Swap contracts, unrealized appreciation	987,082	Swap contracts, unrealized depreciation	(571,917)
Interest Rate	Centrally cleared swaps, at fair value (a)	9,785,135	Centrally cleared swaps, at fair value (a)	—
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	146,772	Unrealized depreciation on forward foreign currency exchange contracts	(357,960)

Total		$22,480,971		$(27,563,252)

Amount not subject to MNA (b)		(9,785,135)		—

Total gross amounts subject to MNA		$12,695,836		$(27,563,252)

(a)

Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	See below for definition of “MNA” and disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended June 30, 2018:

	Consolidated Statement of Operations Location—Net Realized Gain (Loss)		Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)
	Swap contracts(a)	Forward foreign currency exchange contracts	Swap contracts(a)	Forward foreign currency exchange contracts
Credit	$(444,963)	$—	$534,752	$—
Market	7,040,702	—	(3,305,895)	—
Interest Rate	(683,241)	—	7,965,499	—
Foreign Exchange	—	(2,407,751)	—	2,415,642

Total	$5,912,498	$(2,407,751)	$5,194,356	$2,415,642

(a)

Includes unrealized appreciation (depreciation) on centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the Consolidated Master Fund’s average volume for the period ended June 30, 2018:

Derivative Description	Average Notional or Face Amount(a)
Swap contracts	$798,084,320
Forward foreign currency exchange contracts	200,002,464

(a)	Averages are based on monthly activity levels during the period ended June 30, 2018.

Netting Arrangements

The Consolidated Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The table below presents information related to derivative financial instruments that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of June 30, 2018.

The Consolidated Master Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Consolidated Master Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Consolidated Master Fund may not use

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA.

The following table presents the Consolidated Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Consolidated Master Fund at June 30, 2018:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$1,133,853	$(1,133,853)	$—	$—	$—
Citigroup Global Markets, Inc.	117,525	(117,525)	—	—	—
Credit Suisse International	1,422,420	(1,422,420)	—	—	—
Goldman Sachs International	3,493,489	(3,493,489)	—	—	—
JPMorgan Chase Bank, N.A.	146,988	—	—	—	146,988
JPMorgan Securities LLC	769,124	(769,124)	—	—	—
Merrill Lynch Capital Services, Inc.	721,150	(721,150)	—	—	—
Morgan Stanley Capital Services LLC	4,891,287	(4,703,588)	—	—	187,699

	$12,695,836	$(12,361,149)	$—	$—	$334,687

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$2,319,191	$(1,133,853)	$(1,185,338)	$—	$—
Citigroup Global Markets, Inc.	1,511,517	(117,525)	(1,393,992)	—	—
Credit Suisse International	5,020,307	(1,422,420)	(3,597,887)	—	—
Goldman Sachs International	8,244,730	(3,493,489)	(4,751,241)	—	—
JPMorgan Securities LLC	2,325,393	(769,124)	(1,556,269)	—	—
Merrill Lynch Capital Services, Inc.	3,438,526	(721,150)	(2,717,376)	—	—
Morgan Stanley Capital Services LLC	4,703,588	(4,703,588)	—	—	—

	$27,563,252	$(12,361,149)	$(15,202,103)	$—	$—

(a)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

5. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at June 30, 2018:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$798,507,453	$—	$798,507,453
Residential Mortgage-Backed Securities	—	163,987,394	—	163,987,394
Interest Only Commercial Mortgage-Backed Securities	—	6,844,193	—	6,844,193
Collateralized Debt Obligations	—	3,934,963	250,000	4,184,963
Mezzanine Debt	—	149,507,205	—	149,507,205
Bank Loan	—	55,773,039	—	55,773,039
High Yield Bonds & Notes	—	42,955,282	—	42,955,282
Common Stock	5,767,324	—	—	5,767,324
Money Market Fund	36,668,689	—	—	36,668,689
Total Investments in Securities	$42,436,013	$1,221,509,529	$250,000	$1,264,195,542
Forward Foreign Currency Exchange Contracts(a)	—	146,772	—	146,772
Credit Default Swap Contracts	—	11,561,982	—	11,561,982
Total Return Swap Contracts(a)	—	987,082	—	987,082
Interest Rate Swap Contracts	—	9,785,135	—	9,785,135
Total Assets	$42,436,013	$1,243,990,500	$250,000	$1,286,676,513

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$23,336,313	$—	$23,336,313
U.S. Treasury Notes	—	134,701,332	—	134,701,332
Total Securities Sold Short	$—	$158,037,645	$—	$158,037,645
Reverse Repurchase Agreements	—	500,161,665	—	500,161,665
Forward Foreign Currency Exchange Contracts(a)	—	357,960	—	357,960
Credit Default Swap Contracts	—	26,633,375	—	26,633,375
Total Return Swap Contracts(a)	—	571,917	—	571,917
Total Liabilities	$—	$685,762,562	$—	$685,762,562

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2018.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Investments in Securities, at fair value
Collateralized Debt Obligations
Balance as of January 1, 2018	$377,282
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(1,043,154)
Amortization
Net realized gain (loss)	1,031,647
Net change in unrealized appreciation	(115,775)

Balance as of June 30, 2018	$250,000

Net change in unrealized depreciation related to investments still held as of June 30, 2018	$(115,775)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2018.

Investments in Securities, at fair value	Fair Value at June 30, 2018	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Collateralized Debt Obligations	$250,000	Recovery Analysis	Recovery Ratio	50%

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Consolidated Master Fund’s Board, in its sole discretion.

All shares of beneficial interest, if any, repurchased from shareholders of the Feeder Funds by the Feeder Funds, as applicable, will result in corresponding repurchases of common shares of beneficial interest of the Consolidated Master Fund. Refer to the most recent shareholder reports of the Feeder Funds for repurchase offer amounts for the period ended June 30, 2018.

7. Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last Business Day of each quarter. The Management

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Funds) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. Effective October 1, 2014 through December 31, 2018, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (“Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2018), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the Management Fee Waiver, was $4,954,838 for the period ended June 30, 2018.

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund pursuant to the Consolidated Master Fund’s investment management agreement. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. The Consolidated Master Fund’s Incentive Fee was $7,557,215 for the period ended June 30, 2018.

Expense Payments

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Investment Manager, pays expenses on behalf of the Consolidated Master Fund from time to time. The Consolidated Master Fund reimburses FINCO for such expenses paid on behalf of the Consolidated Master Fund. FINCO does not charge any fees for providing such administrative services. The amount of $15,528 as of period-end is recorded as payable to affiliate in the Consolidated Statement of Assets and Liabilities.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

MBS Investments

As of June 30, 2018, the Consolidated Master Fund’s investments included three mortgage-backed securities (“MBS”) with a total cost basis of $130,360,085 collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager (an “affiliated investment vehicle”) and one MBS with a total cost basis of $7,254,000 collateralized by a loan previously held by an affiliated investment vehicle, which retained the entire first-loss risk retention tranche in the securitization. Such MBS were purchased in fully or over-subscribed offerings on market terms negotiated by the majority third-party investors. Each investment in such MBS by the Consolidated Master Fund and the affiliated investment vehicles represented a minority participation in any individual tranche. The Consolidated Master Fund and the affiliated investment vehicles will forgo all non-economic rights (including voting rights) in such MBS as long as the other affiliated investment vehicles own above a certain threshold of interest in the properties collateralizing or loans underlying, or have an interest in a different part of the capital structure related to, such MBS. For the period ended June 30, 2018, the Consolidated Master Fund recorded interest income of $1,802,389 and an unrealized loss of $2,307,401 related to its investments in such MBS. Such amounts were reported as a component of interest on the Consolidated Statements of Operations.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Derivative Risk: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. Thus, the use of derivatives may result in losses in excess of principal or greater than if they had not been used. The ability to successfully use derivative instruments depends on the ability of the Investment Manager. The skills needed to employ derivatives strategies are different from those needed to select portfolio security and, in connection with such strategies, the Investment Manager must make predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate.

Credit and Counterparty Risk: The Consolidated Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Consolidated Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Consolidated Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Consolidated Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Consolidated Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Consolidated Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Consolidated Master Fund’s prospectus includes a discussion of the principal risks of investing in the Consolidated Master Fund and indirectly in the Consolidated Master Fund.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments and securities sold short (if applicable), for the period ended June 30, 2018 was as follows:

Purchases	$649,914,031
Sales	$575,268,567

10. Federal Tax Information

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,255,586,657	$23,332,093	$(14,723,208)	$8,608,885

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2018 (Unaudited)

11. Administration Agreements

The Consolidated Master Fund and Feeder Funds have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Consolidated Master Fund and Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Consolidated Master Fund and Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

12. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Supplemental Information

June 30, 2018 (Unaudited)

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Consolidated Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Consolidated Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Consolidated Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

Each Feeder Fund’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January, 2018

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund and Blackstone / GSO Floating Rate Enhanced Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Jonathan Pollack, President and Chief Executive Officer

Anthony F. Marone, Jr., Chief Financial Officer and Treasurer

Leon Volchyok, Chief Legal Officer, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Master Fund and Subsidiary for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Consolidated Master Fund’s prospectus and statement of additional information without charge by calling the Consolidated Master Fund’s transfer agent at 1-855-890-7725.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and Rule 23c-1 thereunder that from time to time Feeder Funds may repurchase its common shares from its shareholders.

Additional information regarding the Funds is available at https://www.blackstone.com/the-firm/asset-management/registered-funds

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date: September 7, 2018

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr. (Principal Financial Officer)
Chief Financial Officer and Treasurer

Date: September 7, 2018